Prepaid Expenses and Other Current Assets, Net	12 Months Ended
Dec. 31, 2023
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid Expense and Other Current Assets, Net

4. PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Prepaid VAT	62,121	63,712
Prepaid other service fees (1)	49,645	21,415
Deposits (2)	6,016	3,909
Receivables from third-party payment platforms (3)	4,215	3,526
Interest receivables	102	2,671
Prepaid rental expenses (4)	721	887
Receivables for disposal of property and equipment	12,983	610
Others	5,186	4,395
Subtotal	140,989	101,125
Less: allowance for credit loss	(95)	(6,290)
Total	140,894	94,835

(1)
Prepaid other service fees mainly consisted of the prepayments for the purchase of third-party educational content and hardware. The nature of such prepayment was generally short-term.

(2)
Deposits mainly consisted of property management deposits and rental deposits, which are all being refundable within one year.

(3)
Receivables from third-party payment platforms consisted of cash that had been received from customers but held by the third-party payment platforms.

(4)
The prepaid rental expenses balance represented the prepaid rental expenses for short-term leases.